UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Institutional Investment Manager Filing this Report:

Name:     	ValMark Advisers, Inc.
Address:  	130 Springside Drive, Suite 300
		Akron, OH 44333

Form 13F File Number:  028-12433

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Michael McClary
Title:		Director of Investment Advisor Services
Phone:		800-765-5201

Signature				Place		Date of Signing:

/signature/ Michael McClary		Akron, OH	06/30/07

Report Type: 13F HOLDINGS REPORT

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	31

Form 13F Information Table Value Total:	$ 265,583.00 (x1,000)


List of Other Included Managers:		None

Form 13F Information Table
Name of Issuer	 Title of Class  CUSIP	    Value   SHRS 	  Inv. 	Otr.  Voting
					    (x$1000)		  Disc.	Mang. Auth.
CROCS INC	 COM		227046109	10      201 SH	  Sole	N/A	None
GENERAL ELEC CO	 COM		369604103	7	203 SH	  Sole	N/A	None

GENERAL ELEC CO	 COM		369604104  	0 	  1 SH	  Sole  N/A	None
MICROSOFT	 COM		594918104  	0 	  1 SH	  Sole  N/A	None
MIDCAP SPDR TR	 UNIT SER 1	595635103  	106 	  653 SH  Sole  N/A	None
RYDEX ETF TRUST	 S&P 500 EQ	78355W106  	106 	  2063 SH Sole  N/A	None
ISHARES INC	 MSCI EMU INDX	464286608  	188 	  1595 SH Sole  N/A	None
ISHARES TR	 HIGH YLD CORP	464288513  	34 	  333 SH  Sole  N/A	None
ISHARES TR	 LEHMAN 10-20YR	464288653  	70 	  711 SH  Sole  N/A	None
ISHARES TR	 S&G GL MATRL	464288695  	186 	  2636 SH Sole  N/A	None
POWERSHARES
ETF TRUST	 FNL PFD PTFL	73935X229  	6388 	  264963
						 	  SH	  Sole  N/A	None
STREETTRACKS
INDX SHS	 SPDR INTL REAL	863308839  	6772 	  104215
							  SH 	  Sole  N/A	None
WISDOMTREE
TRUST		 INTL MIDCAP DV	97717W778  	187 	  2597 SH Sole  N/A	None
WESTERN ASSET	 HGH INCM COM	95766K109  	12602 	  1883655
							  SH      Sole  N/A	None
ISHARES TR	 DJ SEL DIV IDX	464287168  	205 	  2854 SH Sole  N/A	None
ISHARES TR	 MSCI EAFE IDX	464287465  	39147 	  484669
							  SH 	  Sole  N/A	None
ISHARES TR	 MSCI EMERG MKT	464287234	12181 	  92529
							  SH 	  Sole  N/A	None
ISHARES TR	 MSCI GRW IDX	464288885	72 	  944 SH  Sole  N/A     None
ISHARES TR	 MSCI VAL IDX	464288877	71 	  911 SH  Sole  N/A	None
ISHARES TR	 RUSSELL MDCP
		 GR		464287481	16259 	  142749
							  SH 	  Sole  N/A	None
ISHARES TR	 RUSSELL MDCP
		 VL		464287473	15611 	  99140
							  SH 	  Sole  N/A	None
ISHARES TR	 S&P SMLCP
		 GRW		464287887	19507 	  137914
							  SH 	  Sole  N/A	None
ISHARES TR	 S&P SMLCP
		 VAL		464287879	14100 	  177585
						          SH 	  Sole  N/A	None
ISHARES TR	 S&P 500/BAR
		 GRW		464287309	31826 	  463390
							  SH  	  Sole  N/A	None
ISHARES TR	 S&P 500/BAR
		 VAL		464287408	27208 	  333024
						          SH  	  Sole  N/A	None
POWERSHARES
ETF TRUST	 INTL DIV
		 ACHV		73935X716	212 	  10235
							  SH 	  Sole  N/A	None
STREETTRACKS
SER TR		 WILSHIRE REIT	86330E604	6211 	  76535
						          SH  	  Sole  N/A	None
VANGUARD SECTR
INDX		 ENERGY VIPERS	92204A306	10367 	  102510
							  SH 	  Sole  N/A	None
VANGUARD SECTR
INDX		 MATLS VIPERS	92204A801	7895 	  93535
							  SH 	  Sole  N/A	None
ISHARES TR	 GS CORP BD FD	464287242	10521 	  100600
							  SH 	  Sole  N/A	None
ISHARES TR	 US TIPS BD FD	464287176	24747 	  250021
						          SH 	  Sole  N/A	None
ISHARES TR	 1-3 YR TRS BD	464287457	264 	  3291 SH Sole  N/A	None
ISHARES TR	 7-10 YR TRS BD	464287440	2541 	  31340
							  SH  	  Sole  N/A	None